Motley Fool Capital Efficiency 100 Index ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Air Freight & Logistics - 0.1%
GXO Logistics, Inc. (a)	729	$44,345

Automobile Components - 0.0%(b)
Phinia, Inc.	293	16,431

Beverages - 0.6%
Boston Beer Co., Inc. - Class A (a)	63	19,923
Monster Beverage Corp. (a)	6,268	345,555
		365,478

Biotechnology - 2.8%
Exelixis, Inc. (a)	2,247	81,925
Gilead Sciences, Inc.	10,222	946,353
Neurocrine Biosciences, Inc. (a)	788	99,879
Vertex Pharmaceuticals, Inc. (a)	1,544	722,793
		1,850,950

Broadline Retail - 5.5%
Amazon.com, Inc. (a)	16,154	3,358,255
eBay, Inc.	3,372	213,414
Etsy, Inc. (a)	489	26,827
		3,598,496

Capital Markets - 0.3%
Cboe Global Markets, Inc.	672	145,051
PJT Partners, Inc. - Class A	202	33,807
		178,858

Chemicals - 2.5%
Balchem Corp.	202	36,465
Ecolab, Inc.	2,052	510,476
RPM International, Inc.	1,092	151,548
Sherwin-Williams Co.	2,325	923,955
		1,622,444

Commercial Services & Supplies - 2.8%
Cintas Corp.	3,600	812,844
Rollins, Inc.	4,204	211,587
Veralto Corp.	1,873	202,640
Waste Management, Inc.	2,717	620,074
		1,847,145

Communications Equipment - 1.2%
Arista Networks, Inc. (a)	1,948	790,537

Consumer Staples Distribution & Retail - 10.9%
Casey's General Stores, Inc.	340	143,103
Costco Wholesale Corp.	3,405	3,309,251
Maplebear, Inc. (a)	2,253	98,389
Walmart, Inc.	38,998	3,607,315
		7,158,058

Distributors - 0.1%
LKQ Corp.	1,713	67,304

Entertainment - 4.8%
Electronic Arts, Inc.	1,937	317,029
Netflix, Inc. (a)	3,203	2,840,452
		3,157,481

Financial Services - 10.4%
Jack Henry & Associates, Inc.	544	95,842
Mastercard, Inc. - Class A	6,290	3,352,193
Visa, Inc. - Class A	10,853	3,419,563
		6,867,598

Ground Transportation - 2.1%
Landstar System, Inc.	237	44,063
Old Dominion Freight Line, Inc.	1,544	347,616
RXO, Inc. (a)	996	30,029
Union Pacific Corp.	3,960	968,854
		1,390,562

Health Care Equipment & Supplies - 3.8%
Becton Dickinson & Co.	1,804	400,308
IDEXX Laboratories, Inc. (a)	744	313,782
Insulet Corp. (a)	501	133,657
Intuitive Surgical, Inc. (a)	2,413	1,307,846
ResMed, Inc.	1,107	275,665
Solventum Corp. (a)	1,314	93,964
STAAR Surgical Co. (a)	348	10,127
		2,535,349

Health Care Providers & Services - 7.7%
CVS Health Corp.	8,404	502,980
HCA Healthcare, Inc.	2,255	737,881
McKesson Corp.	826	519,141
UnitedHealth Group, Inc.	5,447	3,323,759
		5,083,761

Health Care Technology - 0.3%
Veeva Systems, Inc. - Class A (a)	928	211,445

Household Durables - 0.1%
Dream Finders Homes, Inc. - Class A (a)	602	20,029
Meritage Homes Corp.	236	45,092
		65,121

Interactive Media & Services - 6.5%
Alphabet, Inc. - Class C	5,554	946,901
Meta Platforms, Inc. - Class A	5,536	3,179,436
Pinterest, Inc. - Class A (a)	5,282	160,150
		4,286,487

IT Services - 1.5%
Cognizant Technology Solutions Corp. - Class A	3,610	290,569
EPAM Systems, Inc. (a)	127	30,978
Gartner, Inc. (a)	644	333,547
GoDaddy, Inc. - Class A (a)	1,152	227,601
MongoDB, Inc. (a)	372	119,966
		1,002,661

Machinery - 0.1%
Tennant Co.	148	13,079
Toro Co.	707	61,565
		74,644

Media - 0.7%
New York Times Co. - Class A	1,305	70,809
Trade Desk, Inc. - Class A (a)	3,174	408,018
		478,827

Personal Care Products - 0.0%(b)
elf Beauty, Inc. (a)	122	15,801

Pharmaceuticals - 4.1%
Eli Lilly & Co.	3,401	2,704,985

Professional Services - 0.0%(b)
TaskUS, Inc. - Class A (a)	710	10,408
Upwork, Inc. (a)	806	13,678
		24,086

Semiconductors & Semiconductor Equipment - 1.1%
Cirrus Logic, Inc. (a)	411	42,929
Impinj, Inc. (a)	167	32,099
Lam Research Corp.	7,948	587,198
Universal Display Corp.	321	52,811
		715,037

Software - 17.7%
Adobe Systems, Inc. (a)	4,284	2,210,244
Appfolio, Inc. - Class A (a)	265	67,244
Autodesk, Inc. (a)	1,788	521,917
DocuSign, Inc. (a)	1,670	133,082
Fair Isaac Corp. (a)	251	596,133
Fortinet, Inc. (a)	6,604	627,710
HubSpot, Inc. (a)	396	285,536
Manhattan Associates, Inc. (a)	406	115,889
Microsoft Corp.	7,222	3,058,228
Nutanix, Inc. - Class A (a)	2,597	169,532
Palo Alto Networks, Inc. (a)	2,283	885,393
Pegasystems, Inc.	703	66,764
Samsara, Inc. - Class A (a)	3,623	193,794
ServiceNow, Inc. (a)	1,464	1,536,380
Synopsys, Inc. (a)	1,253	699,788
Workday, Inc. - Class A (a)	1,924	480,981
Zuora, Inc. - Class A (a)	1,008	10,009
		11,658,624

Specialty Retail - 5.9%
Camping World Holdings, Inc. - Class A	249	6,086
Home Depot, Inc.	7,874	3,378,970
Stitch Fix, Inc. - Class A (a)	729	3,470
Tractor Supply Co.	810	229,773
Ulta Beauty, Inc. (a)	268	103,619
Williams-Sonoma, Inc.	731	125,747
Winmark Corp.	46	18,948
		3,866,613

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	13,832	3,282,748
Pure Storage, Inc. - Class A (a)	2,833	150,121
		3,432,869

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. - Class B	5,901	464,822
Skechers USA, Inc. - Class A (a)	1,059	67,585
Under Armour, Inc. - Class A (a)	2,539	24,654
		557,061

Trading Companies & Distributors - 0.3%
Watsco, Inc.	302	166,583
TOTAL COMMON STOCKS (Cost $53,906,760)		65,835,641

TOTAL INVESTMENTS - 99.9% (Cost $53,906,760)		65,835,641
Other Assets in Excess of Liabilities - 0.1%		107,077
TOTAL NET ASSETS - 100.0%		$65,942,718
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Motley Fool Capital Efficiency 100 Index ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$65,835,641	$–	$–	$65,835,641
Total Investments	$65,835,641	$–	$–	$65,835,641

Refer to the Schedule of Investments for further disaggregation of investment categories.